PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 1,347,455	$ 3,989,355
Less - accumulated depreciation	(472,282)	(2,055,484)
Property and equipment, net	875,173	1,933,871
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost	1,300,521	3,942,421
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 46,934	$ 46,934